Warranty liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance, beginning of period	$ 23,109	$ 28,845	$ 6,380
Warranty assumed on acquisition	0	1,952	582
Warranty claims	(9,438)	(10,709)	(5,397)
Warranty accruals	427	2,734	4,153
Change in estimate	0	0	22,837
Impact of foreign exchange changes	(107)	287	290
Balance, end of period	13,991	23,109	28,845
Warranty liability	$ 23,109	$ 28,845	$ 6,380	$ 13,991	$ 23,109	$ 28,845
Less: Current portion				(5,554)	(9,696)	(9,955)
Long-term portion				$ 8,437	$ 13,413	$ 18,890